Cover Page	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Entity Registrant Name	IMMATICS N.V.
Entity Central Index Key	0001809196
Current Fiscal Year End Date	--12-31